Time Charter, Voyage and Port Terminal Expenses	12 Months Ended
Dec. 31, 2012
Time Charter, Voyage And Port Terminal Expenses [Abstract]
Time Charter, Voyage And Port Terminal Expenses [Text Block]
NOTE 12: TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
Time charter, voyage and port terminal expenses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Fuel	$21,907	$19,550	$17,457
Time charter	3,587	5,932	5,359
Ports payroll and related costs	4,289	4,060	3,155
Docking expenses	2,720	2,831	2,049
Maritime and regulatory fees	965	1,210	1,677
Towing expenses	2,452	3,626	1,457
Office and general expenses	5,856	4,471	4,256

Total	$41,776	$41,680	$35,410